Income tax expense (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure Of Major Components Of Tax Expense (Income)

	Year Ended December 31,
(in KUSD)	2022	2021	2020
Current:
Current income taxes for the year	3,145	3,644	417
Current income tax (benefit) expense related to prior years	(1,298)	926	(90)
Total current income tax expense	1,847	4,570	327
Deferred:
Recognition of previously unrecognized tax credits	11	(22,745)	—
Origination and reversal of tax credits	(1,080)	(2,311)	—
Other	361	(993)	—
Total deferred income tax benefit	(708)	(26,049)	—
Income tax expense (benefit)	1,139	(21,479)	327

Disclosure Of Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates
The tax on the Group's net loss before tax differs from the theoretical amount that would arise using the weighted average applicable tax rate as follows:

	Year Ended December 31,
(in KUSD)	2022	2021	2020
Loss before taxes	154,661	251,505	245,963
Pre-tax book income at the applicable statutory rate	20,191	34,060	33,319

Tax effects of:
Tax losses for which no deferred income tax asset is recognized	(18,908)	(31,138)	(26,112)
State income taxes - U.S.	654	2,704	—
Recognition of previously unrecognized R&D tax credits and deductible temporary differences	22	22,270	—
R&D tax credit - U.S.	6,110	7,232	546
Non-deductible expenses	(8,023)	(13,665)	(8,166)
Other	(1,185)	16	86
Income tax (expense) benefit	(1,139)	21,479	(327)